UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:   3/31/07
                                                       ---------

Check  here  if  Amendment  [  ];  Amendment  Number:
  This  Amendment  (Check  only  one.):  [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:      Harleysville  Group  Inc.
           -----------------------------
Address:   355  Maple  Avenue
           -----------------------------
           Harleysville,  PA  19438-2297
           -----------------------------

Form  13F  File  Number:  28- 4718
                             ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark R. Cummins
        ------------------------------------
Title:  Executive Vice President & Treasurer
        ------------------------------------
Phone:  215-256-5025
        ------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/  Mark R. Cummins      Harleysville,  PA       April 23, 2007
    ----------------------    -------------------     ----------------
          [Signature]            [City,  State]            [Date]

Report  Type  (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number     Name

     28-
        -------                  -------------------------------
     [Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:            0
                                              --------

Form  13F  Information  Table  Entry  Total:     39
                                              --------

Form  13F  Information  Table  Value  Total:  $377,336
                                              --------
                                           (in thousands)


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.      Form  13F  File  Number      Name

       0      28-4718                           NONE.
      ---        ----                      --------------
     [Repeat  as  necessary]

HARLEYSVILLE  GROUP  INC
March  31,  2007
FORM  13F  INFORMATION  TABLE





COLUMN 1                        COLUMN 2        COLUMN 3    COLUMN 4  COLUMN 5             COLUMN 6    COLUMN 7  COLUMN 8
------------------------------  --------------  ----------  --------- -------------------  ----------  --------  ------------------
                                                            VALUE     SHARES/   SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------  --------------  ----------- --------- --------  ---  ----  ----------  --------  ----  ------  ----

AIR PRODUCTS AND CHEMICALS INC  COM             009158-10-6      944     12,760  SH         SOLE       N/A       12,760
ALLSTATE CORP                   COM             020002-10-1    1,456     24,240  SH         SOLE       N/A       24,240
AMERICAN INTL GROUP INC.        COM             026874-10-7    1,596     23,750  SH         SOLE       N/A       23,750
AMGEN INC                       COM             031162-10-0    1,591     28,470  SH         SOLE       N/A       28,470
BANK NEW YORK INC               COM             064057-10-2    1,047     25,830  SH         SOLE       N/A       25,830
BARCLAYS GLOBAL INVESTORS       EQUITY MUT FD   BGIATILT6     83,847    532,362  SH         SOLE       N/A      532,362
CANADIAN NATL RY CO             COM             136375-10-2    1,022     23,160  SH         SOLE       N/A       23,160
CHEVRONTEXACO CORP              COM             166764-10-0    2,385     32,243  SH         SOLE       N/A       32,243
CINCINNATI FINL CORP            COM             172062-10-1      579     13,665  SH         SOLE       N/A       13,665
CISCO SYSTEMS INC               COM             17275R-10-2    2,351     92,090  SH         SOLE       N/A       92,090
CITIGROUP INC                   COM             172967-10-1    2,795     54,433  SH         SOLE       N/A       54,433
DISNEY (WALT) COMPANY           COM             254687-10-6    2,692     78,200  SH         SOLE       N/A       78,200
EXXON MOBIL CORP                COM             30231G-10-2    2,922     38,723  SH         SOLE       N/A       38,723
GENERAL ELECTRIC COMPANY        COM             369604-10-3    2,361     66,760  SH         SOLE       N/A       66,760
HARBOR FUND                     EQUITY MUT FD   411511-30-6   21,877    342,035  SH         SOLE       N/A      342,035
HARLEYSVILLE NATIONAL CORP      COM             412850-10-9    5,305    297,679  SH         SOLE       N/A      297,679
HARLEYSVILLE SAVINGS ASSN       COM             412856-10-6    2,079    123,748  SH         SOLE       N/A      123,748
HARTFORD FINL SVCS GROUP        COM             416515-10-4      766      8,015  SH         SOLE       N/A        8,015
HOME DEPOT INC                  COM             437076-10-2    1,291     35,145  SH         SOLE       N/A       35,145
ILLINOIS TOOL WORKS INC         COM             452308-10-9      422      8,180  SH         SOLE       N/A        8,180
INTEL CORPORATION               COM             458140-10-0    1,210     63,235  SH         SOLE       N/A       63,235
IBM CORPORATION                 COM             459200-10-1    1,438     15,260  SH         SOLE       N/A       15,260
JP MORGAN CHASE & CO            COM             46625H-10-0    1,680     34,734  SH         SOLE       N/A       34,734
JOHNSON & JOHNSON               COM             478160-10-4    1,998     33,155  SH         SOLE       N/A       33,155
LOWES COS INC                   COM             548661-10-7      798     25,340  SH         SOLE       N/A       25,340
MEDTRONIC INC                   COM             585055-10-6      904     18,435  SH         SOLE       N/A       18,435
MICROSOFT CORPORATION           COM             594918-10-4    2,529     90,730  SH         SOLE       N/A       90,730
PEPSICO INC                     COM             713448-10-8      626      9,845  SH         SOLE       N/A        9,845
PFIZER INC                      COM             717081-10-3      631     24,998  SH         SOLE       N/A       24,998
PROCTER & GAMBLE CO             COM             742718-10-9    2,245     35,544  SH         SOLE       N/A       35,544
QUALCOMM INC                    COM             747525-10-3    1,363     31,940  SH         SOLE       N/A       31,940
SCHLUMBERGER LTD                COM             806857-10-8    2,131     30,843  SH         SOLE       N/A       30,843
UNITED TECHNOLOGIES CORP        COM             913017-10-9    1,220     18,770  SH         SOLE       N/A       18,770
VANGUARD INTL GROWTH - A        INTL GROWTH FD  921910-50-1   28,800    368,478  SH         SOLE       N/A      368,478
VANGUARD INSTL INDEX FD         EQUITY MUT FD   922040-10-0  149,523  1,151,593  SH         SOLE       N/A    1,151,593
VANGUARD MID CAP INDEX FUNDS    EQUITY MUT FD   922908-83-5   18,509    892,417  SH         SOLE       N/A      892,417
VANGUARD SMALL CAP INDEX FD     EQUITY MUT FD   922908-87-6   18,131    539,429  SH         SOLE       N/A      539,429
WALGREEN COMPANY                COM             931422-10-9    2,090     45,535  SH         SOLE       N/A       45,535
WELLS FARGO & CO NEW            COM             949746-10-1    2,182     63,370  SH         SOLE       N/A       63,370
